Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Summary of estimated useful lives of property, equipment and leasehold improvement

Category	Estimated useful lives
Electronic equipment	3-5 years
Furniture and office equipment	3-5 years
Machinery and equipment	2-10 years
Transportation equipment	5 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

Summary of estimated useful lives of intangible assets

Category	Estimated useful lives
License of copyright	2 years
Purchased software	2-3 years